Summary of Significant Accounting Policies (Details) $ in Thousands		12 Months Ended
	Aug. 20, 2018	Dec. 31, 2018 USD ($) store	Dec. 31, 2017 USD ($)	Jan. 01, 2019 USD ($)
Significant Accounting Policies [Line Items]
Number of full-service banking offices | store		5
Stock split description		the Company effected a 1-for-5.5 reverse stock split, whereby each 5.5 shares of the Company's common stock were reclassified into one share of common stock.
Reverse stock split ratio	5.5
Cash exceeded federally insured limits		$ 59,200
Cash held, not federally insured		56,800
Interest-bearing deposits in other financial institutions		100	$ 100
Minimum balance of loans individually evaluated for impairment		250
Balance outstanding in joint ventures		595	325
Income recognized on joint ventures		$ 69	20
Tax benefit greater than being realized on examination		50.00%
FRB regulatory reserve requirement		$ 3,502	$ 718
Subsequent Event [Member] | ASU 2016-02 [Member]
Significant Accounting Policies [Line Items]
Operating lease, right-of-use asset				$ 2,400
Operating lease, liabilities				$ 2,400
Minimum [Member] | Buildings And Related Components [Member]
Significant Accounting Policies [Line Items]
Estimated useful life		3 years
Minimum [Member] | Furniture, Fixtures And Equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful life		2 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Home equity lines of credit combined with the balance of the prior mortgage liens		89.90%
Maximum [Member] | Buildings And Related Components [Member]
Significant Accounting Policies [Line Items]
Estimated useful life		40 years
Maximum [Member] | Furniture, Fixtures And Equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful life		25 years
Single-Family Residential [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Lending amount up to the percentage of collateral		80.00%
Multi-Family Residential [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Fixed rates loans limit, period		3 years
Multi-Family Residential [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Lending amount up to the percentage of collateral		85.00%
Fixed rates loans limit, period		5 years
Real Estate Commercial [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Fixed rates loans limit, period		3 years
Real Estate Commercial [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Lending amount up to the percentage of collateral		85.00%
Fixed rates loans limit, period		5 years
Construction [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Lending amount up to the percentage of collateral		80.00%
Maturity of construction loans convert to permanent loans		30 years